BORROWINGS - Carrying amount repayable (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
BORROWINGS
Carrying amount repayable	$ 249,729	$ 159,161
Less: amounts repayable within one year shown under current liabilities	19,702	27,280
Amounts shown under non-current liabilities	230,027	131,881
Within one year
BORROWINGS
Carrying amount repayable	19,702	27,280
More than one year but not exceeding two years
BORROWINGS
Carrying amount repayable	17,593	11,942
More than two years but not exceeding five years
BORROWINGS
Carrying amount repayable	46,881	29,752
More than five years
BORROWINGS
Carrying amount repayable	$ 165,553	$ 90,187